Related Party Notes Payable - Additional Information (Detail) (USD $)	1 Months Ended									3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011	Mar. 31, 2011	Sep. 24, 2008	Jun. 27, 2008	Jun. 29, 2007	Mar. 31, 2004	Oct. 31, 2003	Dec. 31, 2002	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Related Party Transaction [Line Items]
Maturity period of related party notes	90 days			3 years			5 years		5 years
Interest rate of related party notes	8.00%						12.00%		12.00%
Loan balance						$ 2,000,000	$ 2,500,000	$ 2,000,000	$ 2,000,000	$ 5,000,000	$ 5,600,000	$ 5,000,000
Maximum number of warrants purchased against loan		238,393	1,218,493	1,525,515	73,889	333,333	312,500	128,766	236,742
Exercise price of warrants				$ 0.95	$ 0.90	$ 1.20	$ 2.00	$ 3.88	$ 2.11
Warrants expiration date						June 2010	March 2007	October 2008	December 2005			June 2008	June 2007
Related party notes payable value						1,800,000	2,300,000	1,800,000	1,830,000		5,563,000
Amortization of debt issuance costs				272,000		187,000	223,000	195,000	173,000				84,000
Total outstanding indebtedness				13,800,000
Converted portion of outstanding indebtedness into shares of common stock				6,500,000
Note conversion fair value				3,400,000
Remaining outstanding indebtedness				7,300,000
Gain on note conversion				3,100,000
Periodic payment of notes										43,817		2,900,000
Warrants exercised		307,022	1,218,493
Maturity date of related party notes	Jun. 29, 2012
Notes payable, face amount	5,600,000
Interest expense on related party notes	$ 109,000										$ 588,000	$ 1,200,000	$ 1,000,000